DEPOSITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of interest expense on deposits [Abstract]
Savings and interest-bearing checking	$ 5,371,000	$ 4,146,000	$ 1,530,000
Reciprocal	6,024,000	1,292,000	342,000
Time	7,148,000	5,343,000	4,288,000
Brokered time	4,882,000	3,697,000	615,000
Total	23,425,000	14,478,000	$ 6,775,000
Aggregate amount of time deposits of $250,000 or more	71,500,000	74,000,000
Time Deposits denominations amount	250,000	250,000
Summary of the maturity of time deposits [Abstract]
2020	501,609,000
2021	73,398,000
2022	13,929,000
2023	15,136,000
2024	5,020,000
2025 and thereafter	445,000
Total	609,537,000
Summary of reciprocal deposits [Abstract]
Demand	383,953,000	114,503,000
Money market	4,416,000	8,577,000
Time	42,658,000	58,992,000
Total	$ 431,027,000	$ 182,072,000